Financial instruments (FI) - Assets measured at fair value on recurring basis (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Assets
Cash and Due from Banks	SFr 318	SFr 193	SFr 89
Interest-bearing deposits with banks	0	2	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,927	92,788	83,565
Securities received as collateral	25,993	25,760	28,511
Trading assets	177,619	187,550	190,737
Investment securities	2,611	3,143	3,090
Other investments	3,587	3,646	4,237
Loans	20,831	21,521	20,820
Other intangible assets (mortgage servicing rights), at fair value	111	106	112
Other assets	13,439	SFr 13,308	25,627
Netting impact	(294,700)		(245,100)
Total assets at fair value, measured at net asset value per share	3,169
Recurring basis
Assets
Cash and Due from Banks	318		89
Interest-bearing deposits with banks			2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,927		83,565
Securities received as collateral	25,993		28,511
Trading assets	177,619		190,737
Trading assets, measured at net asset value per share	1,770		1,685
Investment securities	2,611		3,090
Other investments	3,587		4,237
Other investments, measured at net asset value per share	1,404		2,177
Loans	20,831		20,820
Loans - of which commercial and industrial	11,923		11,546
Loans - of which financial institutions	5,359		5,831
Other intangible assets (mortgage servicing rights), at fair value	111		112
Other assets	13,439		25,627
Other assets - of which loans held-for-sale	9,222		21,146
Netting impact	(294,706)		(245,254)
Total assets at fair value	324,436		356,790
Total assets at fair value, measured at net asset value per share	3,174		3,862
Less other investments - equity at fair value attributable to noncontrolling interests	(296)		(601)
Less other investments - equity at fair value attributable to noncontrolling interests, measured at net asset value per share	(184)		(473)
Less assets consolidated under ASU 2009-17	(1,299)		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	322,841		343,419
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework, measured at net asset value per share	2,990		3,389
Recurring basis | Private equity
Assets
Other investments	597		1,042
Other investments, measured at net asset value per share	590		1,042
Recurring basis | Private equity - of which equity funds
Assets
Other investments	237		437
Other investments, measured at net asset value per share	237		437
Recurring basis | Hedge funds
Assets
Other investments	274		295
Other investments, measured at net asset value per share	274		295
Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	238		260
Other investments, measured at net asset value per share	238		260
Recurring basis | Other equity investments
Assets
Other investments	1,028		1,229
Other investments, measured at net asset value per share	540		840
Recurring basis | Other equity investments - of which private
Assets
Other investments	1,024		1,219
Other investments, measured at net asset value per share	539		840
Recurring basis | Life finance instruments
Assets
Other investments	1,688		1,671
Recurring basis | Debt securities
Assets
Securities received as collateral	1,029		1,304
Trading assets	66,658		80,542
Investment securities	2,524		3,004
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	33,680		31,732
Investment securities	1,419		1,416
Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	451		261
Trading assets	14,020		17,520
Investment securities	283		285
Recurring basis | Debt securities | RMBS
Assets
Trading assets	14,622		23,116
Investment securities	515		750
Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,007		4,139
Investment securities	29		259
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,223		3,615
Recurring basis | Equity securities
Assets
Securities received as collateral	24,964		27,207
Trading assets	69,814		70,961
Trading assets, measured at net asset value per share	1,770		1,685
Investment securities	87		86
Recurring basis | Derivative instruments
Assets
Trading assets	29,488		28,365
Netting impact	(293,275)		(244,105)
Recurring basis | Other
Assets
Trading assets	11,659		10,869
Recurring basis | Other assets
Assets
Netting impact	(1,431)		(1,149)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0		0
Interest-bearing deposits with banks			0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	25,380		27,952
Trading assets	101,777		96,801
Investment securities	1,525		1,540
Other investments	14		0
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	372		687
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	129,068		126,980
Less other investments - equity at fair value attributable to noncontrolling interests	0		0
Less assets consolidated under ASU 2009-17	(1)		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	129,067		126,980
Level 1 | Recurring basis | Private equity
Assets
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets
Other investments	14		0
Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	14		0
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0		0
Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	465		811
Trading assets	28,274		27,932
Investment securities	1,523		1,538
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	28,159		27,710
Investment securities	1,325		1,322
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0		0
Trading assets	34		13
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0		0
Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	24,915		27,141
Trading assets	63,641		64,210
Investment securities	2		2
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	6,913		2,625
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	2,873		657
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	93		104
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	3,944		1,857
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0		0
Level 1 | Recurring basis | Other
Assets
Trading assets	2,949		2,034
Level 2 | Recurring basis
Assets
Cash and Due from Banks	318		89
Interest-bearing deposits with banks			2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,627		83,407
Securities received as collateral	613		559
Trading assets	352,656		321,825
Investment securities	931		1,402
Other investments	65		25
Loans	11,840		11,870
Loans - of which commercial and industrial	6,086		5,811
Loans - of which financial institutions	3,736		4,102
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	11,660		19,002
Other assets - of which loans held-for-sale	6,823		14,378
Total assets at fair value	457,710		438,181
Less other investments - equity at fair value attributable to noncontrolling interests	0		(9)
Less assets consolidated under ASU 2009-17	(1,028)		(9,212)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	456,682		428,960
Level 2 | Recurring basis | Private equity
Assets
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Level 2 | Recurring basis | Other equity investments
Assets
Other investments	64		23
Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	62		14
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	1		2
Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	564		493
Trading assets	33,928		48,047
Investment securities	846		1,318
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	5,213		3,737
Investment securities	94		94
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	451		261
Trading assets	11,697		15,762
Investment securities	283		285
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	14,249		22,302
Investment securities	360		602
Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	1,950		3,924
Investment securities	29		259
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	794		2,317
Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	49		66
Trading assets	4,066		4,195
Investment securities	85		84
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	310,799		265,014
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	216,354		167,173
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	60,881		59,740
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	20,243		19,803
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	12,055		16,267
Level 2 | Recurring basis | Other
Assets
Trading assets	3,863		4,569
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0		0
Interest-bearing deposits with banks			0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	300		158
Securities received as collateral	0		0
Trading assets	14,691		14,531
Investment securities	155		148
Other investments	2,104		2,035
Loans	8,991		8,950
Loans - of which commercial and industrial	5,837		5,735
Loans - of which financial institutions	1,623		1,729
Other intangible assets (mortgage servicing rights), at fair value	111		112
Other assets	2,838		7,087
Other assets - of which loans held-for-sale	2,399		6,768
Total assets at fair value	29,190		33,021
Less other investments - equity at fair value attributable to noncontrolling interests	(112)		(119)
Less assets consolidated under ASU 2009-17	(270)		(3,558)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	28,808		29,344
Level 3 | Recurring basis | Private equity
Assets
Other investments	7		0
Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Level 3 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	410		366
Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	409		365
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,687		1,669
Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	0		0
Trading assets	4,456		4,563
Investment securities	155		148
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	308		285
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0		0
Trading assets	2,289		1,745
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	373		814
Investment securities	155		148
Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	57		215
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,429		1,298
Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	0		0
Trading assets	337		871
Investment securities	0		0
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	5,051		4,831
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	782		791
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	217		383
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,181		936
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	1,580		1,568
Level 3 | Recurring basis | Other
Assets
Trading assets	4,847		4,266
Bank
Assets
Securities received as collateral	25,993		28,511
Trading assets	SFr 177,733		SFr 191,096